Leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 248,280	R$ 254,602	R$ 206,753	R$ 213,942
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	83,334	74,176	63,043
Later Than One Years And Not Later Than Three Years [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	115,219	110,414	97,890
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	45,114	56,662	34,454
Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	R$ 4,613	R$ 13,350	R$ 11,366